                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                Fairfield, Ohio   February 11, 2009
-----------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1

Form 13F Information Table Entry Total           56

Form 13F Information Table Value Total    1,702,188
                                         (thousands)

List of Other Included Managers

No.    File No.                 Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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

                                                                  COLUMN 5         COLUMN 6
                                 COLUMN 2     COLUMN 3  COLUMN 4   SHARES/          INVESTMENT  COLUMN 7 COLUMN 8
           ISSUER             TITLE OF CLASS   CUSIP   FMV (000)  PRINCIPAL SH/PRN     DIS      OTH MGRS   SOLE     SHARED    NONE
---------------------------- --------------- --------- --------- ---------- ------ ------------ -------- -------- --------- --------
3M COMPANY                   COMMON          88579Y101    20,053    348,500   SH   SHARED-OTHER    01       --      348,500    --
ABBOTT LABORATORIES          COMMON          002824100    41,479    777,200   SH   SHARED-OTHER    01       --      777,200    --
AGL RESOURCES                COMMON          001204106    20,309    647,800   SH   SHARED-OTHER    01       --      647,800    --
ALLIANCEBERNSTEIN            COMMON          01881G106    42,590  2,048,600   SH   SHARED-OTHER    01       --    2,048,600    --
ARTHUR J GALLAGHER           COMMON          363576109     3,401    131,246   SH   SHARED-OTHER    01       --      131,246    --
ASPEN INSURANCE              CONVERTIBLE PFD G05384113     6,720    160,000   SH   SHARED-OTHER    01       --           --    --
AT&T INC                     COMMON          00206R102    25,023    878,000   SH   SHARED-OTHER    01       --      878,000    --
AVERY DENNISON CORP          COMMON          053611109    17,090    522,138   SH   SHARED-OTHER    01       --      522,138    --
BB & T CORP                  COMMON          054937107     5,184    188,800   SH   SHARED-OTHER    01       --      188,800    --
BOEING CO                    COMMON          097023105    16,552    387,898   SH   SHARED-OTHER    01       --      387,898    --
BOSTON PROPERTIES INC        CONVERTIBLE DEB 10112RAK0     4,938  6,250,000   PRN  SHARED-OTHER    01       --           --    --
CHEVRON CORPORATION          COMMON          166764100    73,112    988,400   SH   SHARED-OTHER    01       --      988,400    --
CLOROX COMPANY               COMMON          189054109    10,434    187,792   SH   SHARED-OTHER    01       --      187,792    --
CONOCOPHILLIPS               COMMON          20825C104    18,130    350,000   SH   SHARED-OTHER    01       --      350,000    --
DIEBOLD INC.                 COMMON          253651103    18,042    642,300   SH   SHARED-OTHER    01       --      642,300    --
DUKE ENERGY CORP             COMMON          26441C105    29,206  1,945,800   SH   SHARED-OTHER    01       --    1,945,800    --
EQUITABLE RESOURCES INC      COMMON          294549100    20,130    600,000   SH   SHARED-OTHER    01       --      600,000    --
EQUITY RESIDENTIAL           CONVERTIBLE DEB 26884AAV5     4,021  4,800,000   PRN  SHARED-OTHER    01       --           --    --
EXXON MOBIL CORPORATION      COMMON          30231G102   213,529  2,674,800   SH   SHARED-OTHER    01       --    2,674,800    --
FERRO CORPORATION CV DEB     CONVERTIBLE DEB 315405AL4     2,540  5,250,000   PRN  SHARED-OTHER    01       --                 --
FORTUNE BRANDS INC           COMMON          349631101    14,448    350,000   SH   SHARED-OTHER    01       --      350,000    --
GENERAL ELECTRIC CO          COMMON          369604103    27,622  1,705,085   SH   SHARED-OTHER    01       --    1,705,085    --
GENUINE PARTS CO             COMMON          372460105    42,858  1,132,000   SH   SHARED-OTHER    01       --    1,132,000    --
HUNTINGTON BANCSHARES INC    CONVERTIBLE PFD 446150401    11,513     15,034   SH   SHARED-OTHER    01       --                 --
HUTCHINSON TECH              CONVERTIBLE DEB 448407AF3       800  2,500,000   PRN  SHARED-OTHER    01       --                 --
ILLINOIS TOOL WORKS          COMMON          452308109    17,981    513,000   SH   SHARED-OTHER    01       --      513,000    --
JOHNSON & JOHNSON            COMMON          478160104   144,112  2,408,685   SH   SHARED-OTHER    01       --    2,408,685    --
KEYCORP INC.                 CONVERTIBLE PFD 493267405     2,504     35,000   SH   SHARED-OTHER    01       --                 --
LEGGETT & PLATT INC          COMMON          524660107    17,713  1,166,100   SH   SHARED-OTHER    01       --    1,166,100    --
LINEAR TECHNOLOGY CORP       COMMON          535678106    15,612    705,800   SH   SHARED-OTHER    01       --      705,800    --
MEDTRONIC INC                COMMON          585055106    17,603    560,250   SH   SHARED-OTHER    01       --      560,250    --
MICROCHIP TECHNOLOGY INC     COMMON          595017104    17,382    890,000   SH   SHARED-OTHER    01       --      890,000    --
MICROSOFT CORP               COMMON          594918104     1,944    100,000   SH   SHARED-OTHER    01       --      100,000    --
NEW YORK COMMUNITY BANCORP
   6% CV TR PFD              CONVERTIBLE PFD 64944P307     2,943     95,000   SH   SHARED-OTHER    01       --           --    --
NORAM ENERGY CORP CV DEB     CONVERTIBLE DEB 655419AC3     9,907 10,652,650   PRN  SHARED-OTHER    01       --           --    --
OMNICARE INC                 CONVERTIBLE DEB 681904AL2     4,013  7,150,000   PRN  SHARED-OTHER    01       --           --    --
PARTNERRE LTD                COMMON          G6852T105     2,479     34,784   SH   SHARED-OTHER    01       --       34,784    --
PAYCHEX INC                  COMMON          704326107    10,512    400,000   SH   SHARED-OTHER    01       --      400,000    --
PEPSICO INC                  COMMON          713448108    65,204  1,190,500   SH   SHARED-OTHER    01       --    1,190,500    --
PFIZER INC                   COMMON          717081103    31,878  1,800,000   SH   SHARED-OTHER    01       --    1,800,000    --
PIEDMONT NATURAL GAS         COMMON          720186105    51,123  1,614,253   SH   SHARED-OTHER    01       --    1,614,253    --
PITNEY BOWES INC             COMMON          724479100    18,677    733,000   SH   SHARED-OTHER    01       --      733,000    --
PNC FINANCIAL SERVICES GROUP COMMON          693475105    39,200    800,000   SH   SHARED-OTHER    01       --      800,000    --
PPG INDUSTRIES INC           COMMON          693506107    16,887    398,000   SH   SHARED-OTHER    01       --      398,000    --
PRAXAIR INC                  COMMON          74005P104     7,420    125,000   SH   SHARED-OTHER    01       --      125,000    --
PROCTER & GAMBLE CORPORATION COMMON          742718109   280,572  4,538,535   SH   SHARED-OTHER    01       --    4,538,535    --
RPM INTERNATIONAL INC        COMMON          749685103    17,487  1,315,800   SH   SHARED-OTHER    01       --    1,315,800    --
SEACOR SMITH INC NOTES       CONVERTIBLE DEB 811904AH4     3,026  3,000,000   PRN  SHARED-OTHER    01       --                 --
SPECTRA ENERGY CORP          COMMON          847560109    12,952    822,900   SH   SHARED-OTHER    01       --      822,900    --
SYSCO CORP                   COMMON          871829107     2,455    107,000   SH   SHARED-OTHER    01       --      107,000    --
THE STANLEY WORKS            COMMON          854616109    18,056    529,500   SH   SHARED-OTHER    01       --      529,500    --
U S BANCORP                  COMMON          902973304    10,179    407,000   SH   SHARED-OTHER    01       --      407,000    --
VORNADO REALTY TRUST         CONVERTIBLE DEB 929043AE7     7,362  9,290,000   PRN  SHARED-OTHER    01       --                 --
WELLS FARGO & CO             COMMON          949746101    38,324  1,300,000   SH   SHARED-OTHER    01       --    1,300,000    --
WEST PHARMACEUTICAL          CONVERTIBLE DEB 955306AA3     3,738  5,200,000   PRN  SHARED-OTHER    01       --                 --
WYETH                        COMMON          983024100   123,220  3,285,000   SH   SHARED-OTHER    01       --    3,285,000    --
                                                       1,702,188


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